Cover	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity File Number	001-32979
Entity Registrant Name	Molecular Templates, Inc.
Entity Central Index Key	0001183765
Entity Tax Identification Number	94-3409596
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9301 Amberglen Blvd, Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78729
City Area Code	512
Local Phone Number	869-1555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	MTEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false